INCOME TAXES - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 0.0	$ 0.0
Deferred tax liabilities	(188.2)	(198.2)
Net deferred income tax liabilities	(188.2)	(198.2)	$ (159.0)
Deductible temporary differences for which no deferred tax asset is recognised	1,350.6	1,233.0
Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax assets	139.2	102.9
Deferred tax liabilities	(327.4)	(301.1)
Exploration and evaluation assets
Deferred tax assets and liabilities [abstract]
Deferred tax assets		0.0	109.1
Deductible temporary differences for which no deferred tax asset is recognised	497.8	306.4
Non-capital losses
Deferred tax assets and liabilities [abstract]
Deferred tax assets	105.2	71.9	0.0
Deductible temporary differences for which no deferred tax asset is recognised	550.4	619.0
Non-capital losses | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax assets	105.2	71.9
Asset retirement obligations
Deferred tax assets and liabilities [abstract]
Deferred tax assets	2.8	2.5	3.7
Deductible temporary differences for which no deferred tax asset is recognised	163.1	157.5
Asset retirement obligations | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax assets	2.8	2.5
Other
Deferred tax assets and liabilities [abstract]
Deferred tax assets	31.2	28.5	10.3
Deductible temporary differences for which no deferred tax asset is recognised	44.2	41.1
Other | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax assets	31.2	28.5
Deferred tax liabilities	(2.6)	(4.9)
Property, plant and equipment
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(273.5)	(253.9)	(213.6)
Property, plant and equipment | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(273.5)	(253.9)
Royalty interests
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(7.2)	(8.0)	(7.7)
Royalty interests | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(7.2)	(8.0)
Other intangible assets
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	0.0	(0.2)	(0.5)
Other intangible assets | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	0.0	(0.2)
Mining duties | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(22.6)	(26.1)
Marketable securities
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	0.0	(1.5)	(0.9)
Marketable securities | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	0.0	(1.5)
Inventory and Reserves
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(21.5)	(6.5)	(10.1)
Inventory and Reserves | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(21.5)	(6.5)
Net capital losses
Deferred tax assets and liabilities [abstract]
Deductible temporary differences for which no deferred tax asset is recognised	72.5	82.9
Mining duties
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(22.6)	(26.1)	$ (19.7)
Deductible temporary differences for which no deferred tax asset is recognised	$ 22.6	$ 26.1